EQUITY (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Number of Warrants	15,586,424	6,900,356
Weighted Average Remaining Life (years)	3 years 10 months 2 days	3 years 8 months 19 days
Weighted Average Exercise Price, outstanding	$ 0.328	$ 0.428
Shares Exercisable	15,586,424	6,900,356
Weighted Average Exercise Price, exerciseable	$ 0.328	$ 0.428
Warrant One [Member]
Number of Warrants	13,929,123	5,222,616
Weighted Average Remaining Life (years)	4 years 3 months 7 days	3 years 9 months 7 days
Weighted Average Exercise Price, outstanding	$ 0.25	$ 0.250
Shares Exercisable	13,929,123	5,222,616
Weighted Average Exercise Price, exerciseable	$ 0.25	$ 0.250
Warrant Two [Member]
Number of Warrants	714,286	734,725
Weighted Average Remaining Life (years)	3 years 29 days	3 years 8 months 27 days
Weighted Average Exercise Price, outstanding	$ .70	$ 0.700
Shares Exercisable	714,286	734,725
Weighted Average Exercise Price, exerciseable	$ 0.70	$ 0.700
Warrant Three [Member]
Number of Warrants	936,348	936,348
Weighted Average Remaining Life (years)	3 years 4 months 13 days	4 years 2 months 1 day
Weighted Average Exercise Price, outstanding	$ 1.00	$ 1.000
Shares Exercisable	936,348	936,348
Weighted Average Exercise Price, exerciseable	$ 1.00	$ 1.000
Warrant Four [Member]
Number of Warrants	6,667	6,667
Weighted Average Remaining Life (years)	6 months	1 year 3 months
Weighted Average Exercise Price, outstanding	$ 30.00	$ 30.000
Shares Exercisable	6,667	6,667
Weighted Average Exercise Price, exerciseable	$ 30.00	$ 30.000